Condensed Consolidated Balance Sheets - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 2,114	£ 2,530
Intangible assets	24,116	24,564
Total non-current assets	26,230	27,094
Current assets
Prepayments	2,741	2,799
R&D tax credits	740
Other taxes receivable	900	809
Other receivables	1,010	1,419
Cash and short-term deposits	76,415	94,296
Total current assets	81,806	99,323
Total assets	108,036	126,417
Non-current liabilities
Provisions	1,389	1,320
Convertible loan notes		14,384
Warrant liability	222	8,336
Lease liability	1,456	1,754
Other liabilities	177	80
Total non-current liabilities	3,244	25,874
Current liabilities
Trade and other payables	2,821	2,499
Accruals	5,088	3,826
Current tax liabilities		1,522
Provisions	2,945	2,803
Convertible loan notes	15,952
Warrant liability	6,904
Lease liability	580	622
Other liabilities	917	1,269
Total current liabilities	35,207	12,541
Total liabilities	38,451	38,415
Net assets	69,585	88,002
Equity
Issued capital	1,755	1,755
Share premium	247,460	247,460
Other capital reserves	132,269	129,835
Employee Benefit Trust shares	(1,058)	(1,140)
Other reserves	7,401	7,401
Accumulated losses	(316,126)	(296,968)
Translation reserve	(2,116)	(341)
Total equity	£ 69,585	£ 88,002